Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 4,224,151	$ 2,097,945	$ 5,155,620
Accounts receivable, net of allowance for credit losses of $139,060 and $64,000, respectively	614,211	622,914	2,899,150
Inventory	197,506	158,362	114,739
Related party loans		18,669	21,969
Tax refund receivable		6,377	0
Prepaid insurance	75,478	151,354
Other current assets	478,902	127,542
Other current assets		278,896	235,987
Deferred offering costs		136,025	25,000
Total current assets	5,590,248	3,319,188	8,452,465
Right of use assets – operating lease	2,127,646	883,029	275,208
Property and equipment, net	1,247,787	876,682	974,206
Security deposit		3,650	3,650
Total assets	8,965,681	5,082,549	9,705,529
Current Liabilities:
Accounts payable and accrued expenses		878,042	416,084
Accounts payable	430,859	371,661
Accrued expenses	518,776	506,381
Corporate taxes payable	30,508	23,000	67,000
Related party loans		0	17,073
Deferred revenue	2,018	94,097	12,113
Deferred tax liability		6,602	7,000
Note payable		0	98,809
Operating lease liabilities – current	329,278	279,176	151,627
Total current liabilities		1,280,917	769,706
Total current liabilities	1,311,439	1,274,315
Deferred revenue, net of current portion		0	8,075
Operating lease liabilities – non-current	1,828,955	628,274	132,488
Deferred tax liabilities		6,602
Total long-term liabilities		628,274	140,563
Total long-term liabilities	1,828,955	634,876
Total liabilities	3,140,394	1,909,191	910,269
Commitments and Contingencies – Note 10
Stockholders’ Equity
Members’ capital			8,795,260
Preferred stock - authorized 10,000,000 shares, $0.001 par value; zero issued and outstanding as of June 30, 2025 and December 31, 2024
Common stock - authorized 190,000,000 shares, par value $0.001 par value; 4,481,069 issued and outstanding as of June 30, 2025 and 3,000,000 December 31, 2024	4,482	3,000
Additional Paid in Capital	10,756,439	5,464,006
Accumulated Deficit	(4,935,634)	(2,293,648)
Total Stockholders’ Equity	5,825,287	3,173,358	8,795,260
Total Liabilities and Stockholders’ Equity	$ 8,965,681	$ 5,082,549	$ 9,705,529